SCHEDULE OF COMPONENTS OF INCOME/LOSS BEFORE INCOME TAXES (Details)	10 Months Ended
Dec. 31, 2023 USD ($)
Stardust Power Inc And Subsidiary [Member]
Loss before income taxes	$ (3,793,585)